Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
January 31, 2025
GED-NPRT1-0425
1.938168.112
Common Stocks - 97.0%
	Shares	Value ($)
BELGIUM - 0.9%
Financials - 0.5%
Banks - 0.5%
KBC Group NV	19,137	1,475,851
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	5,932	1,158,156
TOTAL BELGIUM		2,634,007
BRAZIL - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Equatorial Energia SA	261,574	1,349,485
Equatorial Energia SA rights 2/13/2025 (a)	896	728

TOTAL BRAZIL		1,350,213
CANADA - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Class B	39,400	874,562
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	13,500	830,054
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Alimentation Couche-Tard Inc	50,383	2,660,677
Metro Inc/CN	37,234	2,326,501
		4,987,178
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd	47,442	1,441,198
Cenovus Energy Inc	24,000	347,115
Imperial Oil Ltd	21,480	1,428,748
PrairieSky Royalty Ltd	92,106	1,714,927
		4,931,988
Information Technology - 0.7%
Software - 0.7%
Constellation Software Inc/Canada	581	1,900,096
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	581	0
		1,900,096
TOTAL CANADA		13,523,878
CHINA - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors NV	22,745	4,743,470
DENMARK - 0.2%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	29,100	590,228
FINLAND - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Elisa Oyj A Shares	19,148	825,156
FRANCE - 2.9%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	3,687	2,696,690
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	12,500	875,562
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (a)	20,601	393,021
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (c)(d)	7,939	560,042
Industrials - 0.8%
Aerospace & Defense - 0.8%
Airbus SE	7,918	1,369,589
Thales SA	5,700	923,047
		2,292,636
Information Technology - 0.5%
IT Services - 0.5%
Capgemini SE	7,109	1,291,822
TOTAL FRANCE		8,109,773
GERMANY - 4.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	91,699	3,076,406
Industrials - 3.6%
Aerospace & Defense - 2.9%
Rheinmetall AG	10,547	8,265,177
Industrial Conglomerates - 0.7%
Siemens AG	9,021	1,933,886
TOTAL GERMANY		13,275,469
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	162,086	1,139,488
HUNGARY - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	50,480	1,306,472
INDIA - 0.2%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	7,779	471,719
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	71,339	169,551
TOTAL INDIA		641,270
IRELAND - 1.8%
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	7,600	781,722
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	111,300	657,560
Information Technology - 1.3%
IT Services - 1.3%
Accenture PLC Class A	9,287	3,575,031
TOTAL IRELAND		5,014,313
ITALY - 1.1%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	22,200	1,353,029
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	24,900	1,739,477
TOTAL ITALY		3,092,506
JAPAN - 5.6%
Communication Services - 0.8%
Entertainment - 0.8%
Capcom Co Ltd	44,236	1,010,004
Nintendo Co Ltd	19,300	1,266,171
		2,276,175
Consumer Discretionary - 1.8%
Automobiles - 0.4%
Toyota Motor Corp	62,870	1,192,614
Household Durables - 1.1%
Sony Group Corp	137,780	3,040,714
Leisure Products - 0.3%
Roland Corp	36,235	922,735
TOTAL CONSUMER DISCRETIONARY		5,156,063

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	6,132	823,442
Industrials - 1.7%
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	5,300	252,518
Industrial Conglomerates - 1.0%
Hitachi Ltd	116,551	2,930,144
Machinery - 0.1%
Ebara Corp	18,900	311,324
Trading Companies & Distributors - 0.5%
Inaba Denki Sangyo Co Ltd	58,799	1,400,474
TOTAL INDUSTRIALS		4,894,460

Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Renesas Electronics Corp	75,479	1,011,002
Materials - 0.6%
Chemicals - 0.6%
Shin-Etsu Chemical Co Ltd	59,026	1,829,938
TOTAL JAPAN		15,991,080
KENYA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Safaricom PLC	1,360,546	181,125
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	54,572	1,942,792
SOUTH AFRICA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	1,900	400,578
SWITZERLAND - 1.2%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	6,840	1,322,300
Health Care - 0.3%
Pharmaceuticals - 0.3%
Galderma Group AG (a)	8,294	1,008,120
Materials - 0.4%
Chemicals - 0.4%
Sika AG	4,091	1,038,967
TOTAL SWITZERLAND		3,369,387
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd	234,452	7,770,377
UNITED KINGDOM - 6.9%
Consumer Discretionary - 1.3%
Broadline Retail - 0.1%
B&M European Value Retail SA	102,696	412,686
Hotels, Restaurants & Leisure - 1.0%
Compass Group PLC	83,146	2,864,745
Leisure Products - 0.2%
Games Workshop Group PLC	2,700	487,429
TOTAL CONSUMER DISCRETIONARY		3,764,860

Consumer Staples - 1.0%
Beverages - 0.3%
Diageo PLC	23,820	709,608
Food Products - 0.2%
Premier Foods PLC	273,400	636,621
Personal Care Products - 0.5%
Unilever PLC	24,801	1,420,528
TOTAL CONSUMER STAPLES		2,766,757

Financials - 1.3%
Banks - 0.3%
Lloyds Banking Group PLC	859,800	661,071
Starling Bank Ltd Class D (a)(b)(e)	83,600	282,980
		944,051
Capital Markets - 0.9%
London Stock Exchange Group PLC	15,200	2,261,882
Insurance - 0.1%
Hiscox Ltd	30,673	415,684
TOTAL FINANCIALS		3,621,617

Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	45,237	3,200,970
Industrials - 2.1%
Aerospace & Defense - 1.0%
BAE Systems PLC	100,174	1,514,254
Rolls-Royce Holdings PLC (a)	147,800	1,102,020
		2,616,274
Professional Services - 0.8%
RELX PLC	48,295	2,398,160
Trading Companies & Distributors - 0.3%
RS GROUP PLC	95,777	772,494
TOTAL INDUSTRIALS		5,786,928

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	9,000	339,571
TOTAL UNITED KINGDOM		19,480,703
UNITED STATES - 59.5%
Communication Services - 5.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc	45,494	1,079,573
Verizon Communications Inc	22,082	869,810
		1,949,383
Entertainment - 0.9%
Walt Disney Co/The	23,330	2,637,690
Interactive Media & Services - 1.6%
Alphabet Inc Class A	22,528	4,596,163
Media - 0.5%
Comcast Corp Class A	38,021	1,279,786
Wireless Telecommunication Services - 1.3%
T-Mobile US Inc	15,477	3,605,677
TOTAL COMMUNICATION SERVICES		14,068,699

Consumer Discretionary - 4.6%
Diversified Consumer Services - 0.9%
H&R Block Inc	44,439	2,457,921
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp	6,893	1,990,009
Starbucks Corp	6,900	742,992
		2,733,001
Specialty Retail - 2.1%
Lowe's Cos Inc	9,607	2,498,204
TJX Cos Inc/The	26,526	3,310,180
		5,808,384
Textiles, Apparel & Luxury Goods - 0.6%
Samsonite International SA (c)(d)	202,500	587,341
Tapestry Inc	19,450	1,418,683
		2,006,024
TOTAL CONSUMER DISCRETIONARY		13,005,330

Consumer Staples - 5.4%
Beverages - 1.2%
Coca-Cola Co/The	36,032	2,287,311
Keurig Dr Pepper Inc	32,628	1,047,359
		3,334,670
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc	22,700	455,135
BJ's Wholesale Club Holdings Inc (a)	9,831	973,761
Costco Wholesale Corp	1,724	1,689,313
Target Corp	7,745	1,068,113
Walmart Inc	30,844	3,027,647
		7,213,969
Food Products - 0.6%
Mondelez International Inc	9,931	575,899
Nestle SA	13,842	1,175,748
		1,751,647
Household Products - 1.1%
Procter & Gamble Co/The	18,690	3,102,353
TOTAL CONSUMER STAPLES		15,402,639

Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Exxon Mobil Corp	29,004	3,098,497
Hess Corp	8,598	1,195,380
Phillips 66	4,378	516,035
Shell PLC	38,622	1,268,144
Valero Energy Corp	3,391	451,003
		6,529,059
Financials - 11.4%
Banks - 6.7%
Bank of America Corp	72,551	3,359,111
JPMorgan Chase & Co	19,622	5,244,961
M&T Bank Corp	13,545	2,725,796
PNC Financial Services Group Inc/The	15,047	3,023,695
US Bancorp	35,700	1,705,745
Wells Fargo & Co	38,616	3,042,941
		19,102,249
Capital Markets - 0.7%
Blackrock Inc	1,100	1,183,050
MSCI Inc	1,289	769,237
		1,952,287
Consumer Finance - 0.9%
Capital One Financial Corp	11,948	2,433,927
Financial Services - 0.4%
Apollo Global Management Inc	6,300	1,077,174
Insurance - 2.7%
Chubb Ltd	7,427	2,019,253
Hartford Financial Services Group Inc/The	27,728	3,093,058
The Travelers Companies, Inc.	10,224	2,506,720
		7,619,031
TOTAL FINANCIALS		32,184,668

Health Care - 8.3%
Biotechnology - 2.4%
AbbVie Inc	22,173	4,077,615
Gilead Sciences Inc	28,605	2,780,406
		6,858,021
Health Care Providers & Services - 1.2%
UnitedHealth Group Inc	6,299	3,417,145
Life Sciences Tools & Services - 0.9%
Danaher Corp	11,965	2,665,083
Pharmaceuticals - 3.8%
Eli Lilly & Co	4,338	3,518,465
GSK PLC	62,700	1,092,209
Merck & Co Inc	27,468	2,714,388
Roche Holding AG	6,270	1,971,112
Sanofi SA	10,512	1,142,465
		10,438,639
TOTAL HEALTH CARE		23,378,888

Industrials - 3.5%
Aerospace & Defense - 1.6%
GE Aerospace	18,024	3,669,146
General Dynamics Corp	3,318	852,660
		4,521,806
Building Products - 0.4%
Johnson Controls International plc	14,548	1,134,744
Commercial Services & Supplies - 0.2%
Veralto Corp	6,671	689,715
Electrical Equipment - 0.6%
GE Vernova Inc	4,391	1,637,316
Ground Transportation - 0.4%
Norfolk Southern Corp	4,300	1,097,790
Machinery - 0.3%
Crane Co	5,414	922,112
TOTAL INDUSTRIALS		10,003,483

Information Technology - 11.8%
Communications Equipment - 1.0%
Cisco Systems Inc	47,075	2,852,745
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	5,914	378,318
IT Services - 0.8%
Amdocs Ltd	25,226	2,224,681
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc	3,079	681,290
Software - 4.5%
Microsoft Corp	30,644	12,719,099
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	62,185	14,675,660
TOTAL INFORMATION TECHNOLOGY		33,531,793

Materials - 2.4%
Chemicals - 1.3%
Linde PLC	8,268	3,688,520
Containers & Packaging - 0.7%
Ball Corp	12,898	718,418
Crown Holdings Inc	13,682	1,202,101
		1,920,519
Metals & Mining - 0.4%
Freeport-McMoRan Inc	34,703	1,244,103
TOTAL MATERIALS		6,853,142

Real Estate - 1.1%
Specialized REITs - 1.1%
American Tower Corp	5,119	946,759
Lamar Advertising Co Class A	16,463	2,081,252
		3,028,011
Utilities - 3.7%
Electric Utilities - 1.5%
NextEra Energy Inc	30,137	2,156,604
PG&E Corp	34,085	533,430
Southern Co/The	17,868	1,500,019
		4,190,053
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	6,800	507,823
Independent Power and Renewable Electricity Producers - 1.3%
Vistra Corp	21,229	3,567,109
Multi-Utilities - 0.8%
Ameren Corp	15,843	1,492,411
WEC Energy Group Inc	7,715	765,791
		2,258,202
TOTAL UTILITIES		10,523,187

TOTAL UNITED STATES		168,508,899
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (a)	52,657	659,050
TOTAL COMMON STOCKS (Cost $186,568,523)		274,550,234

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $9,242,316)	4.37	9,240,468	9,242,316

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $195,810,839)	283,792,550
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(652,378)
NET ASSETS - 100.0%	283,140,172

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,147,383 or 0.4% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,147,383 or 0.4% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $282,980 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd Class D	6/18/21 - 4/05/22	170,981

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,369,184	19,218,481	17,345,349	120,545	-	-	9,242,316	9,240,468	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,163,741	8,163,741	821	-	-	-	-	0.0%
Total	7,369,184	27,382,222	25,509,090	121,366	-	-	9,242,316	9,240,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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